12. Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payment schedule
As of December 31,	Total Operating Leases
2019	$24,583
2020	–
Total minimum lease payments	$24,583